UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Equity Fund

Dreyfus Small Cap Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.7%
Australia - 5.3%
Australia & New Zealand Banking Group	293,666	6,559,448
BHP Billiton	263,020	6,054,264
Macquarie Group	154,964	12,014,278
Woodside Petroleum	236,670	6,116,897
Woolworths	359,591	7,653,874
		38,398,761
Belgium - 1.4%
bpost	166,116	5,054,766
UCB	68,680	5,442,500
		10,497,266
Brazil - 1.1%
APERAM	151,227	7,784,383
Denmark - 1.3%
Chr. Hansen Holding	101,009	9,473,209
Finland - .8%
UPM-Kymmene	185,948	5,769,645
France - 9.7%
Arkema	61,420	7,463,717
Atos	48,245	7,022,564
BNP Paribas	220,270	16,426,348
Cie Generale des Etablissements
Michelin	45,230	6,478,925
Orange	718,433	12,466,841
Renault	77,116	7,750,741
Thales	28,141	3,028,271
Vinci	99,319	10,133,195
		70,770,602
Germany - 7.1%
Allianz	59,352	13,592,382
Continental	22,673	6,121,130
Deutsche Post	170,423	8,095,909
Evonik Industries	173,693	6,516,356
Fresenius & Co.	144,731	11,268,756
Infineon Technologies	242,422	6,621,082
		52,215,615
Hong Kong - 2.9%
AIA Group	1,644,400	14,023,967
Sun Hung Kai Properties	445,000	7,412,738
		21,436,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Italy - 5.4%
Enel	1,441,353		8,859,404
Fiat Chrysler Automobiles	440,869	[a]	7,860,944
Leonardo	528,141		6,279,598
Moncler	226,626		7,080,361
Telecom Italia	10,643,754	[a]	9,188,346
			39,268,653
Japan - 24.0%
Alps Electric	341,300		9,712,725
Chubu Electric Power	377,100		4,683,430
Daiwa Securities Group	592,000		3,715,216
Denso	154,900		9,299,901
Hitachi	1,952,000		15,184,791
ITOCHU	290,500		5,423,877
Japan Airlines	158,300		6,194,269
JTEKT	194,400		3,341,551
KDDI	295,300		7,352,184
MINEBEA MITSUMI	249,700		5,239,209
Mitsubishi Electric	549,100		9,123,716
Nintendo	20,300		7,390,255
Recruit Holdings	279,200		6,934,196
Seven & i Holdings	225,500		9,366,058
Shionogi & Co.	96,200		5,201,241
Showa Denko	120,900		5,157,798
Showa Shell Sekiyu	727,700		9,885,796
Sony	388,100		17,433,069
Sumitomo Mitsui Financial Group	369,900		15,975,979
Suzuki Motor	203,400		11,780,946
Zeon	496,000		7,182,328
			175,578,535
Macau - 1.6%
Sands China	2,253,600		11,598,997
Netherlands - 5.6%
ABN AMRO Group	467,777	[b]	15,052,147
Heineken	111,248		11,595,838
NN Group	333,592		14,424,167
			41,072,152
Norway - .5%
Telenor	154,312		3,305,467
Portugal - 1.4%
Galp Energia	540,992		9,938,597
Singapore - .6%
Ascendas Real Estate Investment Trust	2,217,300		4,508,044

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Spain - 3.3%
ACS Actividades de Construccion y
Servicios	203,523		7,963,024
Banco Santander	2,481,305		16,270,759
			24,233,783
Sweden - 1.3%
Alfa Laval	211,685		4,991,246
Volvo, Cl. B	256,641		4,775,176
			9,766,422
Switzerland - 8.3%
ABB	241,303		6,453,023
Adecco Group	80,493		6,152,051
Julius Baer Group	184,594	[a]	11,285,527
Lonza Group	26,430	[a]	7,139,649
Novartis	175,177		14,809,770
Roche Holding	57,825		14,626,442
			60,466,462
United Kingdom - 16.0%
Anglo American	260,676		5,448,147
Compass Group	223,283		4,828,026
Diageo	468,619		17,150,633
Ferguson	68,647		4,911,865
Imperial Brands	321,166		13,724,993
Prudential	461,370		11,861,869
Royal Dutch Shell, Cl. B	276,692		9,331,946
Shire	162,716		8,439,789
Smiths Group	166,298		3,326,808
SSE	754,567		13,442,349
Standard Chartered	1,084,989	[a]	11,417,725
Unilever	242,064		13,410,207
			117,294,357
United States - 1.1%
iShares MSCI EAFE ETF	118,383		8,323,509
Total Common Stocks (cost $609,873,322)			721,701,164

Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,420,890)	5,420,890	[c]	5,420,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $615,294,212)	99.4%	727,122,054
Cash and Receivables (Net)	.6%	4,061,132
Net Assets	100.0%	731,183,186
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $15,052,147 or 2.06% of net assets.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks	-	713,377,655	†	-	713,377,655
Exchange-Traded
Funds	8,323,509	-		-	8,323,509
Registered Investment
Company	5,420,890	-		-	5,420,890
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	-	395		-	395

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
† †	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Equity Fund
December 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
Barclays Bank
		United States
Euro	567,957	Dollar	681,066	1/2/18	395
Gross Unrealized Appreciation					395

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2017, accumulated net unrealized appreciation on investments was $111,827,842, consisting of $119,063,358 gross unrealized appreciation and $7,235,516 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Banks - 11.9%
Cullen/Frost Bankers	10,898		1,031,496
FCB Financial Holdings, Cl. A	8,051	[a]	408,991
First Hawaiian	12,270		358,039
Hancock Holding	5,167		255,767
SVB Financial Group	3,183	[a]	744,090
Umpqua Holdings	38,603		802,942
Webster Financial	20,321		1,141,227
Zions Bancorporation	14,864		755,537
			5,498,089
Capital Goods - 8.2%
Aerojet Rocketdyne Holdings	5,175	[a]	161,460
AGCO	5,836		416,865
Granite Construction	11,229		712,255
Snap-on	4,077	[b]	710,621
Trinity Industries	16,549		619,926
Valmont Industries	3,785		627,742
WABCO Holdings	3,648	[a]	523,488
			3,772,357
Commercial & Professional Services - 2.8%
Clean Harbors	12,862	[a]	697,120
Korn/Ferry International	14,684		607,624
			1,304,744
Consumer Durables & Apparel - 1.0%
Deckers Outdoor	5,713	[a]	458,468
Consumer Services - 5.2%
Cheesecake Factory	16,313	[b]	785,960
Grand Canyon Education	7,769	[a]	695,559
Service Corporation International	24,700		921,804
			2,403,323
Diversified Financials - 1.0%
E*TRADE Financial	9,347	[a]	463,331
Energy - 6.3%
Dril-Quip	14,306	[a,b]	682,396
Patterson-UTI Energy	19,987		459,901
PDC Energy	11,522	[a]	593,844
RPC	18,698	[b]	477,360
RSP Permian	16,816	[a]	684,075
			2,897,576

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Exchange-Traded Funds - 2.0%
iShares Russell 2000 Value ETF	7,337		922,628
Food & Staples Retailing - 4.7%
Casey's General Stores	6,317	[b]	707,125
Sprouts Farmers Market	19,165	[a,b]	466,668
United Natural Foods	20,266	[a,b]	998,506
			2,172,299
Food, Beverage & Tobacco - 2.3%
Boston Beer, Cl. A	3,500	[a,b]	668,850
Hain Celestial Group	9,710	[a]	411,607
			1,080,457
Health Care Equipment & Services - 7.1%
Amedisys	9,772	[a]	515,082
AMN Healthcare Services	18,054	[a,b]	889,160
Globus Medical, Cl. A	15,248	[a,b]	626,693
HealthSouth	6,500		321,165
Premier, Cl. A	19,808	[a]	578,196
Tivity Health	10,033	[a,b]	366,706
			3,297,002
Insurance - 2.0%
Hanover Insurance Group	8,534		922,355
Materials - 4.8%
Compass Minerals International	8,231	[b]	594,690
Louisiana-Pacific	19,663	[a]	516,350
Royal Gold	7,321		601,201
Steel Dynamics	12,096		521,700
			2,233,941
Media - 1.5%
E.W. Scripps, Cl. A	20,665	[a]	322,994
Sinclair Broadcast Group, Cl. A	10,318	[b]	390,536
			713,530
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Cambrex	12,430	[a]	596,640
Supernus Pharmaceuticals	9,450	[a,b]	376,583
			973,223
Real Estate - 13.5%
CyrusOne	11,340	[c]	675,070
Education Realty Trust	11,876	[c]	414,710
Empire State Realty Trust, Cl. A	36,897	[c]	757,495
Equity Commonwealth	25,954	[a,c]	791,857
Healthcare Trust of America, Cl. A	11,373	[b,c]	341,645
Jones Lang LaSalle	5,097		759,096
Outfront Media	20,510	[c]	475,832
Pebblebrook Hotel Trust	25,190	[b,c]	936,312
STORE Capital	26,545	[c]	691,232

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 13.5% (continued)
Washington Prime Group	56,402	[b,c]	401,582
			6,244,831
Retailing - 3.8%
Dick's Sporting Goods	10,735		308,524
Dillard's, Cl. A	8,085	[b]	485,504
Shutterfly	9,747	[a]	484,913
Williams-Sonoma	9,076	[b]	469,229
			1,748,170
Semiconductors & Semiconductor Equipment - .5%
Cirrus Logic	3,994	[a]	207,129
Software & Services - 7.0%
Acxiom	20,416	[a]	562,665
Akamai Technologies	11,347	[a]	738,009
Amdocs	5,250		343,770
CoreLogic	14,035	[a]	648,557
NICE, ADR	3,940		362,125
Teradata	14,887	[a,b]	572,554
			3,227,680
Technology Hardware & Equipment - 3.4%
Ciena	19,473	[a]	407,570
Dolby Laboratories, Cl. A	5,588		346,456
Flex	22,575	[a]	406,124
NetScout Systems	13,112	[a]	399,260
			1,559,410
Transportation - 3.9%
Hub Group, Cl. A	14,971	[a]	717,111
Kirby	5,546	[a]	370,473
Ryder System	8,239		693,477
			1,781,061
Utilities - 4.3%
Alliant Energy	6,849		291,836
Atmos Energy	5,324		457,278
Hawaiian Electric Industries	15,221		550,239
NiSource	26,982		692,628
			1,991,981
Total Common Stocks (cost $36,011,318)			45,873,585

Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $514,221)	514,221	[d]	514,221

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 13.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $6,336,541)	6,336,541 [d]	6,336,541
Total Investments (cost $42,862,080)	114.1%	52,724,347
Liabilities, Less Cash and Receivables	(14.1%)	(6,526,407)
Net Assets	100.0%	46,197,940
ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At December 31, 2017, the value of the fund’s securities on loan was $9,717,230 and the value of the collateral held by the fund was $9,999,456, consisting of cash collateral of $6,336,541 and U.S. Government &
Agency securities valued at $3,662,915.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	44,182,708	-	-	44,182,708
Equity Securities - Foreign Common
Stocks†	768,249	-	-	768,249

Exchange-Traded Funds	922,628	-	-	922,628
Registered Investment Companies	6,850,762	-	-	6,850,762

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2017, accumulated net unrealized appreciation on investments was $9,862,267, consisting of $10,701,312 gross unrealized appreciation and $839,045 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)